Report Of The Directors Financial Review Risk Report - Residential mortgage loans including loan commitments by level of collateral (Details) - – personal - Loans and advances to customers
$ in Millions
Dec. 31, 2017 USD ($)
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 291,094
US
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	17,414
Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	72,119
UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	125,956
Impaired
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	3,346
Impaired | US
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	1,174
Impaired | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	46
Impaired | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	1,046
Financial assets not impaired
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	287,748
Financial assets not impaired | US
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	16,240
Financial assets not impaired | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	72,073
Financial assets not impaired | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	124,910
Partially collateralised | Impaired
Disclosure of financial assets [line items]
Collateral value	269
Financial assets and off-balance sheet loan commitments	101
Partially collateralised | Impaired | US
Disclosure of financial assets [line items]
Collateral value	33
Financial assets and off-balance sheet loan commitments	19
Partially collateralised | Impaired | Hong Kong
Disclosure of financial assets [line items]
Collateral value	0
Financial assets and off-balance sheet loan commitments	0
Partially collateralised | Impaired | UK
Disclosure of financial assets [line items]
Collateral value	31
Financial assets and off-balance sheet loan commitments	15
Partially collateralised | Impaired | Greater than 100%
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	342
Partially collateralised | Impaired | Greater than 100% | US
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	36
Partially collateralised | Impaired | Greater than 100% | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	0
Partially collateralised | Impaired | Greater than 100% | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	38
Partially collateralised | Impaired | – greater than 120%
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	180
Partially collateralised | Impaired | – greater than 120% | US
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	6
Partially collateralised | Impaired | – greater than 120% | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	0
Partially collateralised | Impaired | – greater than 120% | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	18
Partially collateralised | Impaired | – 111% to 120%
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	61
Partially collateralised | Impaired | – 111% to 120% | US
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	11
Partially collateralised | Impaired | – 111% to 120% | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	0
Partially collateralised | Impaired | – 111% to 120% | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	5
Partially collateralised | Financial assets not impaired
Disclosure of financial assets [line items]
Collateral value	550
Financial assets and off-balance sheet loan commitments	270
Partially collateralised | Financial assets not impaired | US
Disclosure of financial assets [line items]
Collateral value	0
Financial assets and off-balance sheet loan commitments	0
Partially collateralised | Financial assets not impaired | Hong Kong
Disclosure of financial assets [line items]
Collateral value	0
Financial assets and off-balance sheet loan commitments	0
Partially collateralised | Financial assets not impaired | UK
Disclosure of financial assets [line items]
Collateral value	125
Financial assets and off-balance sheet loan commitments	89
Partially collateralised | Financial assets not impaired | Greater than 100%
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	660
Partially collateralised | Financial assets not impaired | Greater than 100% | US
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	0
Partially collateralised | Financial assets not impaired | Greater than 100% | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	0
Partially collateralised | Financial assets not impaired | Greater than 100% | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	174
Partially collateralised | Financial assets not impaired | – greater than 120%
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	269
Partially collateralised | Financial assets not impaired | – greater than 120% | US
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	0
Partially collateralised | Financial assets not impaired | – greater than 120% | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	0
Partially collateralised | Financial assets not impaired | – greater than 120% | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	69
Partially collateralised | Financial assets not impaired | – 111% to 120%
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	121
Partially collateralised | Financial assets not impaired | – 111% to 120% | US
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	0
Partially collateralised | Financial assets not impaired | – 111% to 120% | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	0
Partially collateralised | Financial assets not impaired | – 111% to 120% | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	16
Fully collateralised | Impaired
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	3,004
Fully collateralised | Impaired | US
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	1,138
Fully collateralised | Impaired | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	46
Fully collateralised | Impaired | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	1,008
Fully collateralised | Impaired | – LTV ratio: less than 50%
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	1,238
Fully collateralised | Impaired | – LTV ratio: less than 50% | US
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	414
Fully collateralised | Impaired | – LTV ratio: less than 50% | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	42
Fully collateralised | Impaired | – LTV ratio: less than 50% | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	538
Fully collateralised | Impaired | – 51% to 60%
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	518
Fully collateralised | Impaired | – 51% to 60% | US
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	207
Fully collateralised | Impaired | – 51% to 60% | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	3
Fully collateralised | Impaired | – 51% to 60% | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	196
Fully collateralised | Impaired | – 61% to 70%
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	416
Fully collateralised | Impaired | – 61% to 70% | US
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	178
Fully collateralised | Impaired | – 61% to 70% | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	0
Fully collateralised | Impaired | – 61% to 70% | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	130
Fully collateralised | Impaired | – 71% to 80%
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	354
Fully collateralised | Impaired | – 71% to 80% | US
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	160
Fully collateralised | Impaired | – 71% to 80% | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	1
Fully collateralised | Impaired | – 71% to 80% | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	85
Fully collateralised | Impaired | – 81% to 90%
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	323
Fully collateralised | Impaired | – 81% to 90% | US
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	115
Fully collateralised | Impaired | – 81% to 90% | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	0
Fully collateralised | Impaired | – 81% to 90% | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	40
Fully collateralised | Impaired | – 91% to 100%
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	155
Fully collateralised | Impaired | – 91% to 100% | US
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	64
Fully collateralised | Impaired | – 91% to 100% | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	0
Fully collateralised | Impaired | – 91% to 100% | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	19
Fully collateralised | Financial assets not impaired
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	287,088
Fully collateralised | Financial assets not impaired | US
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	16,240
Fully collateralised | Financial assets not impaired | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	72,073
Fully collateralised | Financial assets not impaired | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	124,736
Fully collateralised | Financial assets not impaired | – LTV ratio: less than 50%
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	164,110
Fully collateralised | Financial assets not impaired | – LTV ratio: less than 50% | US
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	7,868
Fully collateralised | Financial assets not impaired | – LTV ratio: less than 50% | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	55,237
Fully collateralised | Financial assets not impaired | – LTV ratio: less than 50% | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	69,679
Fully collateralised | Financial assets not impaired | – 51% to 60%
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	48,287
Fully collateralised | Financial assets not impaired | – 51% to 60% | US
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	4,180
Fully collateralised | Financial assets not impaired | – 51% to 60% | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	8,340
Fully collateralised | Financial assets not impaired | – 51% to 60% | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	20,706
Fully collateralised | Financial assets not impaired | – 61% to 70%
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	37,054
Fully collateralised | Financial assets not impaired | – 61% to 70% | US
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	2,832
Fully collateralised | Financial assets not impaired | – 61% to 70% | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	3,282
Fully collateralised | Financial assets not impaired | – 61% to 70% | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	15,422
Fully collateralised | Financial assets not impaired | – 71% to 80%
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	25,893
Fully collateralised | Financial assets not impaired | – 71% to 80% | US
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	1,312
Fully collateralised | Financial assets not impaired | – 71% to 80% | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	3,402
Fully collateralised | Financial assets not impaired | – 71% to 80% | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	11,992
Fully collateralised | Financial assets not impaired | – 81% to 90%
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	9,445
Fully collateralised | Financial assets not impaired | – 81% to 90% | US
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	42
Fully collateralised | Financial assets not impaired | – 81% to 90% | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	1,376
Fully collateralised | Financial assets not impaired | – 81% to 90% | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	5,824
Fully collateralised | Financial assets not impaired | – 91% to 100%
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	2,299
Fully collateralised | Financial assets not impaired | – 91% to 100% | US
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	6
Fully collateralised | Financial assets not impaired | – 91% to 100% | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	436
Fully collateralised | Financial assets not impaired | – 91% to 100% | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,113